Insurance business - Liabilities under insurance contracts (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2018
Reconciliation of changes in liabilities under insurance contracts and reinsurance contracts issued [abstract]
Gross liabilities under insurance contracts beginning of period	$ 83,196
Claims and benefits paid	(6,809)	$ (5,929)
Increase in liabilities to policyholders	10,221	13,208
Exchange differences and other movements	(1,680)	3,115
Gross liabilities under insurance contracts end of period	84,824	83,196
Non-linked insurance
Reconciliation of changes in liabilities under insurance contracts and reinsurance contracts issued [abstract]
Gross liabilities under insurance contracts beginning of period	49,909
Claims and benefits paid	(3,852)	(2,883)
Increase in liabilities to policyholders	8,943	8,894
Exchange differences and other movements	149	58
Gross liabilities under insurance contracts end of period	54,845	49,909
Linked life insurance
Reconciliation of changes in liabilities under insurance contracts and reinsurance contracts issued [abstract]
Gross liabilities under insurance contracts beginning of period	7,280
Claims and benefits paid	(1,088)	(1,044)
Increase in liabilities to policyholders	(446)	1,413
Exchange differences and other movements	(225)	230
Gross liabilities under insurance contracts end of period	5,721	7,280
Investment contracts with DPF
Reconciliation of changes in liabilities under insurance contracts and reinsurance contracts issued [abstract]
Gross liabilities under insurance contracts beginning of period	26,007
Claims and benefits paid	(1,869)	(2,002)
Increase in liabilities to policyholders	1,724	2,901
Exchange differences and other movements	(1,604)	2,827
Gross liabilities under insurance contracts end of period	24,258	26,007
Gross insurance premium income
Reconciliation of changes in liabilities under insurance contracts and reinsurance contracts issued [abstract]
Gross liabilities under insurance contracts beginning of period	85,667	75,273
Impact on transition to IFRS 9			$ (69)
Gross liabilities under insurance contracts end of period	87,330	85,667
Gross insurance premium income | Non-linked insurance
Reconciliation of changes in liabilities under insurance contracts and reinsurance contracts issued [abstract]
Gross liabilities under insurance contracts beginning of period	52,112	46,043
Impact on transition to IFRS 9			(69)
Gross liabilities under insurance contracts end of period	57,283	52,112
Gross insurance premium income | Linked life insurance
Reconciliation of changes in liabilities under insurance contracts and reinsurance contracts issued [abstract]
Gross liabilities under insurance contracts beginning of period	7,548	6,949
Impact on transition to IFRS 9			0
Gross liabilities under insurance contracts end of period	5,789	7,548
Gross insurance premium income | Investment contracts with DPF
Reconciliation of changes in liabilities under insurance contracts and reinsurance contracts issued [abstract]
Gross liabilities under insurance contracts beginning of period	26,007	22,281
Impact on transition to IFRS 9			$ 0
Gross liabilities under insurance contracts end of period	24,258	26,007
Reinsurers’ share of gross insurance premium income
Reconciliation of changes in liabilities under insurance contracts and reinsurance contracts issued [abstract]
Gross liabilities under insurance contracts beginning of period	(2,471)
Gross liabilities under insurance contracts end of period	(2,506)	(2,471)
Reinsurers’ share of gross insurance premium income | Non-linked insurance
Reconciliation of changes in liabilities under insurance contracts and reinsurance contracts issued [abstract]
Gross liabilities under insurance contracts beginning of period	(2,203)
Gross liabilities under insurance contracts end of period	(2,438)	(2,203)
Reinsurers’ share of gross insurance premium income | Linked life insurance
Reconciliation of changes in liabilities under insurance contracts and reinsurance contracts issued [abstract]
Gross liabilities under insurance contracts beginning of period	(268)
Gross liabilities under insurance contracts end of period	(68)	(268)
Reinsurers’ share of gross insurance premium income | Investment contracts with DPF
Reconciliation of changes in liabilities under insurance contracts and reinsurance contracts issued [abstract]
Gross liabilities under insurance contracts beginning of period	0
Gross liabilities under insurance contracts end of period	$ 0	$ 0